Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administrative expenses USD ($)	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY
Revenues
Online game operation revenues	$ 401,184,378	2,499,418,794	2,708,506,602	2,156,258,192
Licensing revenues	27,537,852	171,563,574	246,823,270	214,980,802
Other revenues	15,987,494	99,603,687	28,106,785	12,401,545
Total Revenues	444,709,724	2,770,586,055	2,983,436,657	2,383,640,539
Cost of revenues	(86,665,673)	(539,935,810)	(479,929,333)	(379,416,458)
Gross profit	358,044,051	2,230,650,245	2,503,507,324	2,004,224,081
Operating expenses
Research and development expenses	(127,938,132)	(797,067,359)	(664,354,758)	(419,076,642)
Sales and marketing expenses	(89,881,977)	(559,973,706)	(513,914,847)	(477,785,759)
General and administrative expenses	(51,533,642)	(321,059,742)	(301,951,176)	(228,967,096)
Goodwill impairment	(6,544,028)	(40,769,946)
Total operating expenses	(275,897,779)	(1,718,870,753)	(1,480,220,781)	(1,125,829,497)
Operating profit	82,146,272	511,779,492	1,023,286,543	878,394,584
Other income / (expenses)
Share of loss from equity investments	(856,245)	(5,334,495)	(1,574,506)	(8,092,328)
Interest income	15,179,900	94,572,292	72,527,888	28,650,469
Interest expense	(3,509,852)	(21,866,732)	(6,606,336)
Others, net	13,517,050	84,212,576	54,171,038	15,181,510
Total other income	24,330,853	151,583,641	118,518,084	35,739,651
Income before tax	106,477,125	663,363,133	1,141,804,627	914,134,235
Income tax expense	(18,638,443)	(116,119,365)	(161,704,455)	(88,996,332)
Income from continuing operations, net of tax	87,838,682	547,243,768	980,100,172	825,137,903
Income / (loss) from discontinued operations, net of tax			(37,492)	1,424,764
Net income	87,838,682	547,243,768	980,062,680	826,562,667
Net loss / (income) attributable to the non-controlling interests	(1,058,343)	(6,593,580)	3,923,735	14,138,106
Net income attributable to the Company's shareholders	86,780,339	540,650,188	983,986,415	840,700,773
Net Income	87,838,682	547,243,768	980,062,680	826,562,667
Other comprehensive (loss) / income: Foreign currency translation adjustment	(3,228,277)	(20,112,491)	5,525,927	(503,180)
Comprehensive income	84,610,405	527,131,277	985,588,607	826,059,487
Comprehensive loss / (income) attributable to non-controlling interests	(1,058,343)	(6,593,580)	3,923,735	14,138,106
Comprehensive income attributable to the Company's shareholders	83,552,062	520,537,697	989,512,342	840,197,593
Net earnings per share, basic
Continuing operations (in dollars per share)	$ 0.36	2.26	4.04	3.31
Discontinued operations (in dollars per share)			0.00	0.05
Total earnings per share, basic (in dollars per share)	$ 0.36	2.26	4.04	3.36
Net earnings per share, diluted
Continuing operations (in dollars per share)	$ 0.36	2.23	3.85	3.12
Discontinued operations (in dollars per share)			0.00	0.05
Total earnings per share, diluted (in dollars per share)	$ 0.36	2.23	3.85	3.17
Net earnings per ADS, basic
Continuing operations (in dollars per share)	$ 1.81	11.31	20.17	16.54
Discontinued operations (in dollars per share)			0.01	0.26
Total earnings per ADS, basic (in dollars per share)	$ 1.81	11.31	20.18	16.80
Net earnings per ADS, diluted
Continuing operations (in dollars per share)	$ 1.79	11.15	19.26	15.63
Discontinued operations (in dollars per share)			0.01	0.24
Total earnings per ADS, diluted (in dollars per share)	$ 1.79	11.15	19.27	15.87
Shares used in calculating basic net earnings per share (in shares)	239,119,233	239,119,233	243,765,093	250,232,543
Shares used in calculating diluted net earnings per share (in shares)	242,495,660	242,495,660	255,380,327	264,818,376
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	86,780,339	540,650,188	983,672,251	827,869,318
Income from discontinued operations, net of tax			314,164	12,831,455
Net income	86,780,339	540,650,188	983,986,415	840,700,773
Total share-based compensation cost included in:
Share-based compensation cost		(71,144,592)	(104,736,527)	(96,785,403)	$ (733,593)	(4,570,357)	(6,362,169)	(6,938,253)	$ (5,588,784)	(34,818,684)	(47,533,344)	(37,480,733)	$ (1,623,066)	(10,111,863)	(15,228,350)	(13,079,432)	$ (3,474,051)	(21,643,688)	(35,612,664)	(39,286,985)